CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Current liabilities of the Affiliated Entities without recourse	¥ 958,879	¥ 774,304
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	389,331,543	389,331,543
Ordinary shares, shares outstanding (in shares)	389,331,543	389,331,543
Treasury stock (in shares)	17,800,446	17,951,931
Board of Directors
Ordinary shares, shares authorized (in shares)	100,000,000	100,000,000
Class A ordinary shares
Ordinary shares, shares authorized (in shares)	780,000,000	780,000,000
Ordinary shares, shares issued (in shares)	371,958,043	371,958,043
Ordinary shares, shares outstanding (in shares)	371,958,043	371,958,043
Class B ordinary shares
Ordinary shares, shares authorized (in shares)	120,000,000	120,000,000
Ordinary shares, shares issued (in shares)	17,373,500	17,373,500
Ordinary shares, shares outstanding (in shares)	17,373,500	17,373,500
Consolidated affiliated entities
Current liabilities of the Affiliated Entities without recourse | ¥	¥ 883,166	¥ 799,845